                        Supplement dated August 19, 2002
   to the Confidential Statements of Additional Information for the following
                             Funds (each a 'Fund'):

BT Institutional Funds
     Treasury and Agency Fund Institutional, Confidential Statement of Additional Information dated April 30, 2002
     Daily Assets Fund Institutional, Confidential Statement of Additional Information dated October 28, 2001


Effective August 19, 2002, the following supplements the Confidential Statements of Additional Information:

     The address for Investment Company Capital Corporation, the Fund's transfer agent ('Transfer Agent'), is:

              Investment Company Capital Corporation
              c/o Scudder Investments
              811 Main Street
              Kansas City, MO 64105

Effective August 19, 2002, the following supplements the `Purchase and Redemption' Section of the Confidential Statements of Additional Information:

     Effective August 19, 2002, Scudder Distributors, Inc. ('SDI') will serve as the exclusive Placement Agent of the Fund's shares pursuant to the Exclusive Placement Agent Agreement. The terms and conditions of the Exclusive Placement Agent Agreement are exactly the same as the Exclusive Placement Agent Agreement with ICC Distributors, Inc., the former exclusive placement agent of the Fund. SDI enters into a Selling Group Agreement with certain broker-dealers (each a 'Participating Dealer'). If a Participating Dealer previously had agreements in place with SDI and ICC Distributors, Inc., the SDI Agreement will control. If the Participating Dealer did not have an agreement with SDI, then the terms of your assigned ICC Distributors, Inc. agreement will remain in effect. These Selling Group Agreements may be terminated by their terms or by the terms of the Exclusive Placement Agent Agreement, as applicable. SDI is a wholly-owned subsidiary of Deutsche Bank AG. The address for SDI is 222 South Riverside Plaza, Chicago, IL 60606.

Effective August 19, 2002, the following supplements the 'Management of the Trust and Fund' Section and `Investment Advisor' Sub-Section of the Confidential Statements of Additional Information:

     In addition, consistent with NASD Rules, and subject to seeking the most favorable price and execution available and such other policies as the Board may determine, the Advisor may consider services in connection with the sale of shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

Effective August 19 through September 2, 2002, the following paragraph supplements the section entitled `Code of Ethics':

     The Fund's advisor and its affiliates (including the Fund's Distributor, SDI) have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes permit access persons to trade in securities that may be purchased or held by the Fund for their own accounts, subject to compliance with the Codes' preclearance requirements. In addition, the Codes also provide for trading `blackout periods' that prohibit trading by personnel within periods of trading by the Fund in the same security. The Codes also prohibit short-term trading profits and personal investment in initial public offerings and require prior approval with respect to purchases of securities in private placements.

Effective September 3, 2002, the following paragraph supplements the section entitled 'Code of Ethics':

     The Fund's advisor and its affiliates (including the Fund's Distributor, SDI) have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act ('Consolidated Code'). The Consolidated Code permits access persons to trade in securities that may be purchased or held by the Fund for their own accounts, subject to compliance with the Consolidated Code's preclearance requirements. In addition, the Consolidated Code also provides for trading `blackout periods' that prohibit trading by personnel within periods of trading by the Fund in the same security. The Consolidated Code also prohibits short-term trading profits and personal investment in initial public offerings and requires prior approval with respect to purchases of securities in private placements.

The following replaces the table in the `Management of the Fund and Trust' Section, 'Trustees of the Trust' Sub-Section of the Confidential Statements of Additional Information:

On July 30, 2002, the shareholders of the Trust and the Funds approved the election of new Trustees and executive officers. The following information is provided for each Trustee and officer.

                              TRUSTEES OF THE TRUST

                                                                                                                    Number of Funds
                                                                                                                    in the Fund
                                                                                                                    Complex to be
                                                                                                                    Overseen by
                        Position with the Trust     Business Experience and Directorships During the Past           Trustee/1/
Name and Birth Date     and Length of Time Served   5 Years
Independent
Trustee
-------
Richard R. Burt         Trustee since 2002.         Chairman, IEP Advisors, Inc. (July 1998 to present);                80
2/3/47                                              Chairman of the Board, Weirton Steel Corporation/2/
                                                    (April 1996 to present); Member of the Board, Hollinger
                                                    International, Inc. /2/ (publishing) (1995 to present), HCL
                                                    Technologies Limited (information technology) (April 1999 to present), UBS Mutual Funds (formerly known as Brinson and
                                                    Mitchell Hutchins families of funds) (1995 to present)
                                                    (registered investment companies); and Member, Textron Inc.
                                                    /2/ International Advisory Council (July 1996 to present).
                                                    Formerly, Partner, McKinsey & Company (consulting)
                                                    (1991-1994) and US Chief Negotiator in Strategic Arms
                                                    Reduction Talks (START) with former Soviet Union and US
                                                    Ambassador to the Federal Republic of Germany (1985-1991);
                                                    Member of the Board, Homestake Mining/2/ (mining and
                                                    exploration) (1998-February 2001), Archer Daniels Midland
                                                    Company/2/ (agribusiness operations) (October 1996-June 2001)
                                                    and Anchor Gaming (gaming software and equipment) (March
                                                    1999-December 2001).

S. Leland Dill          Trustee since 1999          Trustee, Phoenix Zweig Series Trust (since September 1989),         78
3/28/30                                             Phoenix Euclid Market Neutral Funds (since May 1998)
                                                    (registered investment companies); Retired (since 1986).
                                                    Formerly, Partner, KPMG Peat Marwick (June 1956-June 1986);
                                                    Director, Vintners International Company Inc. (June 1989-May
                                                    1992), Coutts (USA) International (January 1992-March 2000),
                                                    Coutts Trust Holdings Ltd., Coutts Group (March 1991-March
                                                    1999) and General Partner, Pemco (investment company) (June
                                                    1979-June 1986).

Martin J. Gruber        Trustee since 1999.         Nomura Professor of Finance, Leonard N. Stern School of             79
7/15/37                                             Business, New York University (since 1964); Trustee, CREF
                                                    (since 2000); Director, S.G. Cowen Mutual Funds (1985-2001),
                                                    Japan Equity Fund, Inc. (since 1992), Thai Capital Fund,
                                                    Inc. (2000 to present) and Singapore Fund, Inc. (since 2000)
                                                    (registered investment companies).

                                                                                                                    Number of Funds
                                                                                                                    in the Fund
                                                                                                                    Complex to be
                        Position with the Trust     Business Experience and Directorships                           Overseen by
Name and Birth Date     and Length of Time Served   During the Past 5 Years                                         Trustee/1/
Richard J. Herring      Trustee since 1990          Jacob Safra Professor of International Banking and                   78
2/18/46                                             Professor, Finance Department, The Wharton School,
                                                    University of Pennsylvania (since 1972); Director, Lauder
                                                    Institute of International Management Studies (since 2000);
                                                    Co-Director, Wharton Financial Institutions Center (since
                                                    2000) and Vice Dean and Director, Wharton Undergraduate
                                                    Division (1995-2000).

Joseph R. Hardiman      Trustee since 2002.         Private Equity Investor (1997 to present); Director,                 76
5/27/37                                             Soundview Technology Group Inc. (investment banking) (July
                                                    1998 to present), Corvis Corporation/2/ (optical networking equipment) (July 2000 to present), Brown Investment Advisory
                                                    & Trust Company (investment advisor) (February 2001 to
                                                    present), The Nevis Fund (registered investment company)
                                                    (July 1999 to present), and ISI Family of Funds (registered investment companies) (March 1998 to present). Formerly,
                                                    Director, Circon Corp. /2/ (medical instruments) (November
                                                    1998-January 1999); President and Chief Executive Officer,
                                                    The National Association of Securities Dealers, Inc. and The
                                                    NASDAQ Stock Market, Inc. (1987-1997); Chief Operating
                                                    Officer of Alex. Brown & Sons Incorporated (now Deutsche
                                                    Bank Securities Inc.) (1985-1987) and General Partner, Alex.
                                                    Brown & Sons Incorporated (now Deutsche Bank Securities
                                                    Inc.) (1976-1985).

Graham E. Jones         Trustee since 2002.         Senior Vice President, BGK Properties, Inc. (commercial real         78
1/31/33                                             estate) (since 1995); Trustee, 8 open-end mutual funds
                                                    managed by Weiss, Peck & Greer (since 1985) and Trustee of
                                                    22 open-end mutual funds managed by Sun Capital Advisers,
                                                    Inc. (since 1998).

Rebecca W. Rimel        Trustee since 2002.         President and Chief Executive Officer, The Pew Charitable            78
4/10/51                                             Trusts (charitable foundation) (1994 to present). Formerly,
                                                    Executive Director, The Pew Charitable Trusts (1988 to
                                                    1994); Director, ISI Family of Funds (registered investment companies) (1997 to 1999); and Director and Executive Vice
                                                    President, The Glenmede Trust Company (investment trust and wealth management) (1994 to 2000).

                                                                                            Number of
                                                                                            Funds in the
                        Position with the                                                   Fund Complex
                        Trust and Length of      Business Experience and Directorships      to be Overseen
Name and Birth Date     Time Served              During the Past 5 Years                    by Trustee/1/
Philip Saunders, Jr.    Trustee since 1999.      Principal, Philip Saunders Associates           78
10/11/35                                         (Economic and Financial Consulting)
                                                 (since 1998). Formerly, Director,
                                                 Financial Industry Consulting, Wolf &
                                                 Company (1987-1988); President, John
                                                 Hancock Home Mortgage Corporation
                                                 (1984-1986); Senior Vice President of
                                                 Treasury and Financial Services, John
                                                 Hancock Mutual Life Insurance Company,
                                                 Inc. (1982-1986).

William N. Searcy       Trustee since 2002.      Pension & Savings Trust Officer, Sprint         78
9/3/46                                           Corporation/2/ (telecommunications)
                                                 (since 1989); Trustee of 22 open-end
                                                 mutual funds managed by Sun Capital
                                                 Advisers, Inc. (since 1998).

Robert H. Wadsworth     Trustee since 2002.      President, Robert H. Wadsworth                  81
1/29/40                                           Associates, Inc. (consulting firm)
                                                 (1982 to present); President and
                                                 Director, Trust for Investment
                                                 Managers (registered investment
                                                 company) (1999 to present). Formerly,
                                                 President, Investment Company
                                                 Administration, L.L.C. (1992*-July
                                                 2001); President, Treasurer and
                                                 Director, First Fund Distributors,
                                                 Inc. (1990-January 2002); Vice
                                                 President, Professionally Managed
                                                 Portfolios (1999-2002) and Advisors
                                                 Series Trust (1997-2002) (registered
                                                 investment companies); and President,
                                                 Guinness Flight Investment Funds, Inc.
                                                 (registered investment companies).

                                                 * Inception date of the corporation
                                                   which was the predecessor to the LLC.

Interested Trustee
------------------

Richard T. Hale/3/      Trustee since 1999 and   Managing Director, Deutsche Bank                78
7/17/45                 President since 2000.    Securities Inc. (formerly Deutsche Banc
                                                 Alex. Brown Inc.) and Deutsche Asset
                                                 Management (1999 to present); Director
                                                 and President, Investment Company
                                                 Capital Corp. (registered investment
                                                 advisor) (1996 to present); President,
                                                 DB Hedge Strategies Fund LLC
                                                 (registered investment company) (June
                                                 2002 to present); Director, Deutsche
                                                 Global Funds, Ltd. (2000 to present),
                                                 CABEI Fund (2000 to present), North
                                                 American Income Fund (2000 to present)
                                                 (registered investment companies);
                                                 Vice President, Deutsche Asset
                                                 Management, Inc. (2000 to present).
                                                 Chartered Financial Analyst. Formerly,
                                                 Director, ISI Family of Funds
                                                 (registered investment companies)
                                                 (1992-1999).

Name and Birth Date     Position with the
                        Trust and Length of         Business Experience and Directorships
                        Time Served                 During the Past 5 Years
Officers
--------

Richard T. Hale         President since 2000.       See information provided under Interested
7/17/45                                             Trustee.

Amy M. Olmert           Assistant Treasurer since   Director, Deutsche Asset Management (January
5/14/63                 1999.                       1999  to present); Certified Public Accountant
                                                    (1989 to present). Formerly, Vice President, BT
                                                    Alex. Brown Incorporated (now Deutsche Bank
                                                    Securities Inc.) (1997-1999); Senior Manager,
                                                    Coopers & Lybrand L.L.P. (now
                                                    PricewaterhouseCoopers LLP) (1992-1997).

Charles A. Rizzo        Treasurer since 1999.       Director, Deutsche Asset Management (April 2000
8/5/57                                              to present); Certified Public Accountant;
                                                    Certified Management Accountant. Formerly, Vice
                                                    President and Department Head, BT Alex. Brown
                                                    Incorporated (now Deutsche Bank Securities
                                                    Inc.) (1998-1999); Senior Manager, Coopers &
                                                    Lybrand L.L.P. (now PricewaterhouseCoopers LLP)
                                                    (1993-1998).

Daniel O. Hirsch        Secretary since 1999.       Managing Director, Deutsche Asset Management
3/27/54                                             (2002 to present) and Director, Global Funds Ltd.
                                                    (2002 to present). Formerly, Director, Deutsche
                                                    Asset Management (1999-2002), Principal, BT
                                                    Alex. Brown Incorporated (now Deutsche Bank
                                                    Securities Inc.) (1998-1999); Assistant General
                                                    Counsel, United States Securities and Exchange
                                                    Commission (1993-1998).

Jeffrey A. Engelsman    Vice President and AML      Vice President, Deutsche Asset Management (1999
9/28/67                 Compliance Officer since    to present).  Formerly, Attorney, Great-West Life
                        2002.                       & Annuity Insurance Company (1995 to 1999).

Bruce A. Rosenblum      Assistant Secretary since   Director, Deutsche Asset Management since 2002.
9/14/60                 2002.                       Vice President, Deutsche Asset Management
                                                    (2000-2002); Formerly, Partner, Freedman, Levy,
                                                    Kroll & Simonds (1994-2000); Counsel to
                                                    Commissioner J. Carter Beese, Staff Attorney,
                                                    Divisions of Enforcement and Corporation
                                                    Finance, Securities and Exchange Commission
                                                    (1986-1994).

-----------
/1/  As of July 30, 2002, the total number of Funds in the Fund Complex is 84.

/2/ A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

/3/  Mr. Hale is a director who is an `interested person' within the meaning of
     Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of DeAM, Inc. and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank and its affiliates.

          Ms. Olmert and Messrs. Engelsman, Hale, Hirsch, Rizzo, and Rosenblum also hold similar positions for other investment companies for which DeAM, Inc. or an affiliate serves as the advisor.